Post-employment Benefits (Details 3)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Actuarial assumption of expected rates of inflation [member]
IfrsStatementLineItems [Line Items]
Nominal rate	3.00%	5.10%
Actuarial assumption of discount rates [member] | Unified Plan Defined Benefit [Member]
IfrsStatementLineItems [Line Items]
Nominal rate	8.49%	11.51%
Real rate	5.33%	6.10%
Actuarial assumption of discount rates [member] | Unified Plan Balance [Member]
IfrsStatementLineItems [Line Items]
Nominal rate	8.52%	11.53%
Real rate	5.36%	6.12%
Actuarial assumption of discount rates [member] | PlanIII [member]
IfrsStatementLineItems [Line Items]
Nominal rate	8.53%	11.54%
Real rate	5.37%	6.13%
Actuarial assumption of discount rates [member] | Assistance Plan [Member]
IfrsStatementLineItems [Line Items]
Nominal rate	8.64%	11.54%
Real rate	5.48%	6.13%
Actuarial assumption of expected rates of salary increases [member] | PlanIII [member]
IfrsStatementLineItems [Line Items]
Nominal rate	4.03%	6.15%
Real rate	1.00%	1.00%
Actuarial assumption of expected rates of salary increases [member] | Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Nominal rate	4.03%	5.10%
Real rate	1.00%	0.00%
Actuarial assumption of expected rates of salary increases [member] | Assistance Plan Aging Factor [Member]
IfrsStatementLineItems [Line Items]
Real rate	3.30%	3.30%
Actuarial assumption of mortality rates [member] | Mortality Table [Member]
IfrsStatementLineItems [Line Items]
Nominal assumption	AT - 2000	AT - 2000
Actuarial assumption of mortality rates [member] | Mortality Table Of Individuals With Permanent Dislity [Member]
IfrsStatementLineItems [Line Items]
Nominal assumption	WINKLEVOSS	WINKLEVOSS
Actuarial assumption of mortality rates [member] | Table Of New Disability Benefit Vested [Member]
IfrsStatementLineItems [Line Items]
Nominal assumption	TASA 1927	TASA 1927